Prepaids and Deposits & Deposits on Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF PREPAIDS AND DEPOSITS
	December 31, 2025	December 31, 2024
Prepaid exploration and evaluation expenditures	$1,197,155	$966,833
Prepaid consulting fees	192,473	—
Other prepaid expenses	58,006	68,606
	$1,447,634	$1,035,439